Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Document Period End Date	Aug. 31, 2024
C000002007 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class A
Trading Symbol	MFGSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 2,072,366,580
Holdings Count | Holding	775
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002012 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class B
Trading Symbol	MFGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$79	1.53%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
Net Assets	$ 2,072,366,580
Holdings Count | Holding	775
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class C
Trading Symbol	MFGDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$79	1.53%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
Net Assets	$ 2,072,366,580
Holdings Count | Holding	775
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002006 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class I
Trading Symbol	MGSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 2,072,366,580
Holdings Count | Holding	775
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class R1
Trading Symbol	MFGGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$79	1.53%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
Net Assets	$ 2,072,366,580
Holdings Count | Holding	775
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class R2
Trading Symbol	MGVSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 2,072,366,580
Holdings Count | Holding	775
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R3
Trading Symbol	MFGHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 2,072,366,580
Holdings Count | Holding	775
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002008 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class R4
Trading Symbol	MFGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 2,072,366,580
Holdings Count | Holding	775
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000117927 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Fund
Class Name	Class R6
Trading Symbol	MFGKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 2,072,366,580
Holdings Count | Holding	775
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,072,366,580	Average Effective Maturity (yrs):	6.8
Total Number of Holdings:	775	Average Effective Duration (yrs):	5.9
Portfolio Turnover Rate (%):	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	7.1%
AA	1.1%
A	0.7%
BBB	0.1%
U.S. Government	32.4%
Federal Agencies	53.9%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000100956 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class A
Trading Symbol	NDVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$63	1.19%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%
Net Assets	$ 3,518,380,158
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%

C000100957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class B
Trading Symbol	NDVBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$103	1.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.94%
Net Assets	$ 3,518,380,158
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%

C000100958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class C
Trading Symbol	NDVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$103	1.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.94%
Net Assets	$ 3,518,380,158
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%

C000100959 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class I
Trading Symbol	NDVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
Net Assets	$ 3,518,380,158
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%

C000100960 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R1
Trading Symbol	NDVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$103	1.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.94%
Net Assets	$ 3,518,380,158
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%

C000100961 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R2
Trading Symbol	NDVSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$77	1.44%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.44%
Net Assets	$ 3,518,380,158
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%

C000100962 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R3
Trading Symbol	NDVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.19%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%
Net Assets	$ 3,518,380,158
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%

C000100963 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R4
Trading Symbol	NDVUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
Net Assets	$ 3,518,380,158
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%

C000117930 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Fund
Class Name	Class R6
Trading Symbol	NDVVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 3,518,380,158
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	3,518,380,158	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	11.4%
Real Estate	9.6%
Materials	9.4%
Energy	6.6%
Health Care	6.0%
Information Technology	5.8%
Utilities	5.5%
Consumer Staples	2.2%
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.7%
Portland General Electric Co.	1.4%
Pacific Premier Bancorp, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
NorthWestern Corp.	1.3%
Viper Energy, Inc.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Air Lease Corp.	1.2%
UMB Financial Corp.	1.1%
Columbia Banking System, Inc.	1.1%

C000033358 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class A
Trading Symbol	DIFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$47	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 47	[1]
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 2,180,656,106
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033359 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class C
Trading Symbol	DIFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$86	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 86	[2]
Expense Ratio, Percent	1.64%	[2]
Net Assets	$ 2,180,656,106
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033360 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class I
Trading Symbol	DIFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$33	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 33	[3]
Expense Ratio, Percent	0.64%	[3]
Net Assets	$ 2,180,656,106
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068409 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R1
Trading Symbol	DIFDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$86	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 86	[4]
Expense Ratio, Percent	1.64%	[4]
Net Assets	$ 2,180,656,106
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068410 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R2
Trading Symbol	DIFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$60	1.14%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 60	[5]
Expense Ratio, Percent	1.14%	[5]
Net Assets	$ 2,180,656,106
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068411 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R3
Trading Symbol	DIFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$47	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 47	[6]
Expense Ratio, Percent	0.89%	[6]
Net Assets	$ 2,180,656,106
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068412 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R4
Trading Symbol	DIFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$34	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 34	[7]
Expense Ratio, Percent	0.64%	[7]
Net Assets	$ 2,180,656,106
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000117928 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Diversified Income Fund
Class Name	Class R6
Trading Symbol	DIFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$29	0.55%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 29	[8]
Expense Ratio, Percent	0.55%	[8]
Net Assets	$ 2,180,656,106
Holdings Count | Holding	1,350
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,180,656,106	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,350
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Fixed Income	66.3%
Equities	30.9%
Money Market Funds	2.8%
Equity sectors
Real Estate	12.5%
Consumer Staples	3.3%
Health Care	3.1%
Financials	2.9%
Energy	2.0%
Consumer Discretionary	1.5%
Information Technology	1.3%
Industrials	1.3%
Materials	1.1%
Communication Services	1.0%
Utilities	0.7%
ETFs	0.2%
Convertible Debt	0.0%
Index Options	0.0%
Equity Warrants	0.0%
Composition including fixed income credit quality
AAA	1.7%
AA	1.9%
A	8.2%
BBB	11.6%
BB	15.2%
B	10.9%
CCC	3.4%
CC	0.2%
C	0.0%
D	0.1%
U.S. Governments	4.7%
Federal Agencies	8.4%
Not Rated	0.0%
Non-Fixed Income	30.9%
Money Market Funds	2.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[7]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[8]	Expenses are direct expenses and do not include underlying fund fees and expenses.